UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

This filing lists securities holdings reported on the Form 13F filed on December 31, 1999 pursuant to a request for confidential treatment and for which that confidential treatment expired on June 30, 2000.

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment [ X ]; Amendment Number:     2
   This Amendment (Check only one.):    [  ] is a restatement.
                                        [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        T. Rowe Price Associates, Inc.
Address:     100 East Pratt Street
             Baltimore, Maryland  21202


Form 13F File Number:  28-115
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.









Person Signing this Report on Behalf of Reporting Manager:

Name:     Henry H. Hopkins
Title:    Managing Director
Phone:    410-345-6603

Signature, Place, and Date of Signing:

      /S/ Henry H. Hopkins        Baltimore, Maryland      August 18, 2000
              [Signature]            [City, State]           [Date]

Report type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
      NONE


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                                  Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  13

Form 13F Information Table Value Total: 44,612

List of Other Included Managers: NONE

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


                                                              FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT OTH      VOTING AUTHORITY

        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MGR   SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --- -------- -------- --------
BUSH BOAKE ALLEN INC.          COMM STK         123162109      707    28800 SH       SOLE           11100        0    17700
CUBIST PHARMACEUTICALS         COMM STK         229678107      969    50000 SH       SOLE               0        0    50000
EMISPHERE TECHNOLOGIES         COMM STK         291345106     8901   296400 SH       SOLE           62200        0   234200
GOLD FIELDS LIMITED            COMM STK         380ZA9995     7438   250000 SH       SOLE               0        0   250000
IMCLONE SYSTEMS INC.           COMM STK         45245W109     2140    54100 SH       SOLE           31500        0    22600
INCYTE PHARMACEUTICALS         COMM STK         45337C102     4052    68500 SH       SOLE           30500        0    38000
IVAX CORP.                     COMM STK         465823102     1815    70500 SH       SOLE           29700        0    40800
NOVEN PHARMACEUTICALS INC.     COMM STK         670009109      544    29900 SH       SOLE           25200        0     4700
OWENS-ILLINOIS INC.            CVPFSTKF         690768502     6167   195000 SH       SOLE           95000        0   100000
QUESTAR CORP.                  COMM STK         748356102     5633   375500 SH       SOLE          215500        0   160000
UCBH HOLDINGS INC.             COMM STK         90262T308     1566    75000 SH       SOLE               0        0    75000
VISIBLE GENETICS INC.          COMM STK         92829S104     4537   152500 SH       SOLE           52500        0   100000
WASTE CONNECTIONS INC.         COMM STK         941053100      143    10000 SH       SOLE               0        0    10000